Terry R. Young Assistant General Counsel
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-2092 office
(414) 625-2092 fax
terryyoung@northwesternmutual.com

May 3, 2024
Securities and Exchange Commission Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-8629
RE:Northwestern Mutual Variable Life Account II/Variable Universal Life Plus – New York
Post-Effective Amendment No. 6 to
Form N-6 Registration Statement
File Nos.: 333-233805, 811-21933
EDGAR CIK: 0001359314
Dear Commissioners:
Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2024, for the above-referenced entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 6 to the Registration Statement on Form N-6. The Registration Statement was filed electronically via EDGAR on April 25, 2024.
This filing is being effected by direct transmission to the Commission’s EDGAR System.
Very truly yours,
/s/ Terry R. Young

Terry R. Young
Assistant General Counsel